SCHEDULE OF REPORTABLE BUSINESS SEGMENTS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 216,692
Cost of revenue	156,946
Gross profit	59,746
Loss from operations	(76,442)	(146,239)
Depreciation and amortization		3,667
Other loss, net	(457)	(229)
Income tax benefits
Unallocated Assets
Net loss	(76,899)	(146,468)	(280,517)
Segment Totals	280,498		74,702
Total Assets	280,498		74,702
Health Care Segment [Member]
Segment Reporting Information [Line Items]
Revenue	216,692
Cost of revenue	156,946
Gross profit	59,746
Loss from operations	(76,442)
Depreciation and amortization
Segment Totals	266,249		59,720
Motor Controller [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenue
Gross profit
Loss from operations		(146,239)
Depreciation and amortization		$ 3,667
Segment Totals	$ 14,249		$ 14,982